CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net Income (Loss)	$ (36,144)	$ (31,632)	$ (12,648)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	164	139	64
Amortization of operating lease right-of-use asset	281	260	134
Amortization of intangible assets	4
Share-based compensation expense	8,987	3,823	1,483
Interest income from investments	(3,577)
Fair value change on investments	(49)
Gains on operating lease modification	(33)
Changes in operating assets and liabilities:
Other receivables	56	(56)
Other receivables due from related parties	18	(16)	(32)
Prepayments	(1,112)	(3,516)	(641)
Other payables due to related parties	13		(41)
Accrued expenses and other liabilities	2,463	1,421	373
Security deposits		(16)	(79)
Operating lease liabilities	(305)	(244)	(71)
Net cash used in operating activities	(29,234)	(29,837)	(11,458)
Cash flows from investing activities
Acquisition of property and equipment	(116)	(63)	(394)
Acquisition of intangible assets	(35)
Acquisition of available-for-sale investments	(4,500)
Acquisition of held-to-maturity investments	(183,765)
Proceeds from maturities of held-to-maturity investments	77,844
Net cash used in investing activities	(110,572)	(63)	(394)
Cash flows from financing activities
Payments of deferred offering costs			(1,030)
Proceeds from initial public offering, net			37,990
Proceeds from exercise of warrants, net	38,960	21,652
Proceeds from exercise of share options	2,767	349	3
Net cash provided by financing activities	83,595	75,959	36,963
Effects of exchange rate on cash	(269)	9	(366)
NET (DECREASE) INCREASE IN CASH	(56,480)	46,068	24,745
CASH AT BEGINNING OF THE YEAR	88,157	42,089	17,344
CASH AT END OF THE YEAR	31,677	88,157	42,089
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid			16
Cash paid for income tax	6	9
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of convertible preferred shares into ordinary shares			31,806
Deferred IPO costs reclassed to additional paid-in-capital			1,844
Follow-on offering underwriting discounts reclassed to additional paid-in-capital		1,800
ATM offering sales commissions reclassed to additional paid-in-capital	509	858
ATM proceeds not yet received in cash as other receivable		762
Right-of-use assets obtained in exchange of lease liabilities	388	265	$ 941
Right-of-use assets in exchange of lease liabilities from an operating lease modification	385
Follow-on offering
Cash flows from financing activities
Payments of deferred offering costs		(883)
Proceeds from issuance of ordinary shares		28,200
At-the-Market offering ("ATM")
Cash flows from financing activities
Payments of deferred offering costs	(179)	(347)
Proceeds from issuance of ordinary shares	16,474	$ 26,988
ATM proceeds received in settlement of other receivable	762
Direct offering
Cash flows from financing activities
Payments of deferred offering costs	(189)
Proceeds from issuance of ordinary shares	$ 25,000